Advances to suppliers (Tables)	12 Months Ended
Mar. 31, 2020
Advances To Suppliers [Abstract]
Schedule of advances to suppliers

Advances to suppliers consists of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Advances to suppliers	42,145	32,628

The movement of allowance for doubtful accounts is shown below:

	Year Ended March 31,
	2019	2020
	(Amounts in thousands of RMB)
Beginning balance	(26,317)	-
Additions	-	(3,245)
Reversal	3,629	-
Write-offs	22,688	3,245
Ending balance	-	-